CONSOLIDATED STATEMENT OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
– Increase/(decrease) in current payables	[1]		$ 11,581
Decommissioning and other provisions	[1]		220
Revision of prior period, reclassification, adjustment
Disclosure of reclassifications or changes in presentation [line items]
– Increase/(decrease) in current payables		$ 693	414
Decommissioning and other provisions		$ 693	$ 414

[1]	To further enhance consistency between working capital in the Balance Sheet and the Statement of Cash Flows, from January 1, 2024, onwards movements in current other provisions are recognised in 'Decommissioning and other provisions' instead of '(Decrease)/increase in current payables'. Comparatives have been reclassified accordingly for 2023 by $693 million and for 2022 by $414 million to conform with current year presentation.